                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10597
                                                      ---------

                       Tax-Managed Mid-Cap Core Portfolio
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                             Date of Fiscal Year End

                                October 31, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.3%

SECURITY                                              SHARES      VALUE
---------------------------------------------------------------------------------
ADVERTISING AGENCIES -- 2.1%

Omnicom Group, Inc.                                      12,300    $    981,540
---------------------------------------------------------------------------------
                                                                   $    981,540
---------------------------------------------------------------------------------

AIRLINES -- 1.3%

SkyWest, Inc.                                            31,900    $    589,831
---------------------------------------------------------------------------------
                                                                   $    589,831
---------------------------------------------------------------------------------

BANKS - REGIONAL -- 3.1%

City National Corp.                                       9,500    $    571,995
SouthTrust Corp.                                         15,200         484,120
Synovus Financial Corp.                                  13,800         380,880
---------------------------------------------------------------------------------
                                                                   $  1,436,995
---------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 2.0%

Cox Radio, Inc. Class A(1)                               42,100    $    931,252
---------------------------------------------------------------------------------
                                                                   $    931,252
---------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.1%

Valspar Corp.                                            11,000    $    524,700
---------------------------------------------------------------------------------
                                                                   $    524,700
---------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 5.8%

ChoicePoint, Inc.(1)                                     23,366    $    818,745
Fair Isaac Corp.                                          7,200         459,216
Fiserv, Inc.(1)                                          13,400         473,288
SEI Investments Co.                                      14,700         428,064
The Reynolds and Reynolds Co., Class A                   18,700         507,892
---------------------------------------------------------------------------------
                                                                   $  2,687,205
---------------------------------------------------------------------------------

CHEMICALS -- 1.8%

Air Products and Chemicals, Inc.                         18,700    $    849,167
---------------------------------------------------------------------------------
                                                                   $    849,167
---------------------------------------------------------------------------------

COMPUTER SERVICES -- 1.7%

SunGard Data Systems, Inc.(1)                            27,200    $    762,960
---------------------------------------------------------------------------------
                                                                   $    762,960
---------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 1.2%

National Instruments Corp.                               12,500    $    532,250
---------------------------------------------------------------------------------
                                                                   $    532,250
---------------------------------------------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS -- 3.8%

Adobe Systems, Inc.                                       8,800    $    385,792
Affiliated Computer Services, Inc.(1)                    18,100         885,633
Jack Henry & Associates, Inc. Class A                    25,000         499,500
---------------------------------------------------------------------------------
                                                                   $  1,770,925
---------------------------------------------------------------------------------

COSMETICS & TOILETRIES -- 1.8%

Alberto-Culver Co. Class A                               13,100    $    830,409
---------------------------------------------------------------------------------
                                                                   $    830,409
---------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 1.7%

CDW Corp.                                                13,100    $    786,655
---------------------------------------------------------------------------------
                                                                   $    786,655
---------------------------------------------------------------------------------

EDUCATION -- 1.4%

Education Management Corp.(1)                            10,500    $    663,390
---------------------------------------------------------------------------------
                                                                   $    663,390
---------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.7%

Cooper Industries Ltd. Class A                           14,400    $    761,760
---------------------------------------------------------------------------------
                                                                   $    761,760
---------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT / INSTRUMENTS -- 1.6%

Amphenol Corp. Class A(1)                                12,700    $    746,125
---------------------------------------------------------------------------------
                                                                   $    746,125
---------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.5%

QLogic Corp.(1)                                          12,600    $    706,230
---------------------------------------------------------------------------------
                                                                   $    706,230
---------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.8%

Jacobs Engineering Group, Inc.(1)                        17,900    $    829,128
---------------------------------------------------------------------------------
                                                                   $    829,128
---------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                             SHARES       VALUE
---------------------------------------------------------------------------------
FINANCE - INVESTMENT MANAGEMENT -- 7%

Affiliated Managers Group, Inc.(1)                       13,000    $    942,500
Ambac Financial Group, Inc.                               7,700         544,698
Franklin Resources, Inc.                                 17,700         839,334
Legg Mason, Inc.                                         11,100         924,075
---------------------------------------------------------------------------------
                                                                   $  3,250,607
---------------------------------------------------------------------------------

FOOD - WHOLESALE / DISTRIBUTION -- 1.5%

Performance Food Group Co.(1)                            19,000    $    707,750
---------------------------------------------------------------------------------
                                                                   $    707,750
---------------------------------------------------------------------------------

GAS DISTRIBUTION -- 1.1%

Piedmont Natural Gas Co., Inc.                           12,100    $    480,733
---------------------------------------------------------------------------------
                                                                   $    480,733
---------------------------------------------------------------------------------

HEALTHCARE SERVICES -- 2.5%

First Health Group Corp.(1)                              17,100    $    417,411
WellPoint Health Networks, Inc.(1)                        8,000         711,200
---------------------------------------------------------------------------------
                                                                   $  1,128,611
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.9%

Mohawk Industries, Inc.(1)                               11,700    $    867,204
---------------------------------------------------------------------------------
                                                                   $    867,204
---------------------------------------------------------------------------------

INSURANCE -- 2.2%

Ace Ltd.                                                 28,300    $  1,018,800
---------------------------------------------------------------------------------
                                                                   $  1,018,800
---------------------------------------------------------------------------------

INSURANCE BROKERS -- 1.8%

Arthur J. Gallagher & Co., Inc.                          28,500    $    831,915
---------------------------------------------------------------------------------
                                                                   $    831,915
---------------------------------------------------------------------------------

INVESTMENT SERVICES -- 2.1%

A.G. Edwards, Inc.                                       24,200    $    980,100
---------------------------------------------------------------------------------
                                                                   $    980,100
---------------------------------------------------------------------------------

MANUFACTURING -- 4.1%

Danaher Corp.                                             5,900    $    488,815
Dover Corp.                                              19,500         760,890
Nucor Corp.                                              11,700         641,511
---------------------------------------------------------------------------------
                                                                   $  1,891,216
---------------------------------------------------------------------------------

MEDICAL - HOSPITALS -- 1.8%

Health Management Associates, Inc. Class A               37,100    $    821,765
---------------------------------------------------------------------------------
                                                                   $    821,765
---------------------------------------------------------------------------------

MEDICAL DEVICES -- 1.5%

Varian Medical Systems, Inc.(1)                          10,700    $    684,158
---------------------------------------------------------------------------------
                                                                   $    684,158
---------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 5.3%

Biomet, Inc.                                             18,400    $    659,824
C.R. Bard, Inc.                                           8,700         696,435
Patterson Dental Co.(1)                                   9,200         588,616
Renal Care Group, Inc.(1)                                13,200         495,132
---------------------------------------------------------------------------------
                                                                   $  2,440,007
---------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 1.8%

DENTSPLY International, Inc.                             19,100    $    844,029
---------------------------------------------------------------------------------
                                                                   $    844,029
---------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.8%

Questar Corp.                                            26,700    $    847,725
---------------------------------------------------------------------------------
                                                                   $    847,725
---------------------------------------------------------------------------------

OFFICE ELECTRONICS / TECHNOLOGY -- 1.8%

Zebra Technologies Corp. Class A(1)                      14,250    $    811,537
---------------------------------------------------------------------------------
                                                                   $    811,537
---------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 5.8%

Apache Corp.                                              9,425    $    657,111
EOG Resources, Inc.                                      13,600         573,104
Newfield Exploration Co.(1)                              21,900         870,087
Pogo Producing Co.                                       13,300         556,073
---------------------------------------------------------------------------------
                                                                   $  2,656,375
---------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.1%

Estee Lauder Companies Inc., (The) Class A               14,000    $    523,460
---------------------------------------------------------------------------------
                                                                   $    523,460
---------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.5%

Avery Dennison Corp.                                     13,200    $    694,056
---------------------------------------------------------------------------------
                                                                   $    694,056
---------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                             SHARES       VALUE
---------------------------------------------------------------------------------
PUBLISHING -- 1.6%

E.W. Scripps Co.                                          8,000    $    743,280
---------------------------------------------------------------------------------
                                                                   $    743,280
---------------------------------------------------------------------------------

RETAIL - DISCOUNT -- 1.1%

Family Dollar Stores, Inc.                               11,300    $    492,793
---------------------------------------------------------------------------------
                                                                   $    492,793
---------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 3.8%

Brinker International, Inc.(1)                           30,000    $    954,900
Sonic Corp.(1)                                           28,400         789,804
---------------------------------------------------------------------------------
                                                                   $  1,744,704
---------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 2.4%

Bed Bath and Beyond, Inc.(1)                             11,100    $    468,864
Tiffany & Co.                                            13,000         616,850
---------------------------------------------------------------------------------
                                                                   $  1,085,714
---------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 2.2%

Microchip Technology, Inc.                               30,650    $  1,002,562
---------------------------------------------------------------------------------
                                                                   $  1,002,562
---------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.3%

CenturyTel, Inc.                                         16,700    $    597,025
---------------------------------------------------------------------------------
                                                                   $    597,025
---------------------------------------------------------------------------------

TRANSPORTATION -- 2.9%

C.H. Robinson Worldwide, Inc.                            16,300    $    638,634
Expeditors International of Washington, Inc              18,000         675,720
---------------------------------------------------------------------------------
                                                                   $  1,314,354
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $37,950,093)                                   $ 44,851,002
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.3%
   (IDENTIFIED COST $37,950,093)                                   $ 44,851,002
---------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.7%                             $  1,261,269
---------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 46,112,271
---------------------------------------------------------------------------------

(1)  Non-income producing security.

                       See notes to financial statements.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2003
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2003

ASSETS

Investments, at value (identified cost, $37,950,093)                     $  44,851,002
Cash                                                                         1,128,349
Receivable for investments sold                                                684,463
Interest and dividends receivable                                               11,317
--------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  46,675,131
--------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $     539,190
Payable to affiliate for Trustees' fees                                             62
Accrued expenses                                                                23,608
--------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     562,860
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  46,112,271
--------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $  39,211,362
Net unrealized appreciation (computed on the basis of identified cost)       6,900,909
--------------------------------------------------------------------------------------
TOTAL                                                                    $  46,112,271
--------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Dividends                                                                $     216,653
Interest                                                                         3,060
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $     219,713
--------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $     229,597
Trustees' fees and expenses                                                        192
Custodian fee                                                                   30,994
Legal and accounting services                                                   20,933
Miscellaneous                                                                    2,898
--------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     284,614
--------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $     (64,901)
--------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $    (927,356)
--------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $    (927,356)
--------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $   8,290,032
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $   8,290,032
--------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                         $   7,362,676
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   7,297,775
--------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                 YEAR ENDED            PERIOD ENDED
IN NET ASSETS                       OCTOBER 31, 2003      OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------
From operations --
   Net investment loss              $          (64,901)   $          (49,816)
   Net realized loss                          (927,356)             (577,498)
   Net change in unrealized
      appreciation (depreciation)            8,290,032            (1,389,123)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS       $        7,297,775    $       (2,016,437)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                    $       25,984,940    $       19,978,729
   Withdrawals                              (4,319,456)             (913,290)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS             $       21,665,484    $       19,065,439
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS          $       28,963,259    $       17,049,002
-----------------------------------------------------------------------------

NET ASSETS

At beginning of year                $       17,149,012    $          100,010
-----------------------------------------------------------------------------
AT END OF YEAR                      $       46,112,271    $       17,149,012
-----------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                            YEAR ENDED            PERIOD ENDED
                                                         OCTOBER 31, 2003      OCTOBER 31, 2002(1)
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                           0.99%                  1.68%(2)
   Net investment loss                                               (0.22)%                (0.81)%(2)
Portfolio Turnover                                                      50%                    13%
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         25.97%                (14.72)%(3)
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $           46,112     $           17,149
------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

                       See notes to financial statements.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003, Eaton Vance Tax-Managed Mid-Cap Core Fund held an approximate 32.9% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 66.8%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and ask prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position.
   The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I OTHER -- Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the advisory fee amounted to $229,597. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $34,655,917 and $14,180,550, respectively, for the year ended October 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $   38,204,563
   -----------------------------------------------------
   Gross unrealized appreciation          $    6,819,922
   Gross unrealized depreciation                (173,483)
   -----------------------------------------------------
   NET UNREALIZED APPRECIATION            $    6,646,439
   -----------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the year ended October 31, 2003.

7  INTERESTHOLDER MEETING

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                   INTEREST IN THE PORTFOLIO
                                   -------------------------
   NOMINEE FOR TRUSTEE               AFFIRMATIVE   WITHHOLD
   ---------------------------------------------------------
   Jessica M. Bibliowicz                  99%        1%
   Donald R. Dwight                       99%        1%
   James B. Hawkes                        99%        1%
   Samuel L. Hayes, III                   99%        1%
   William H. Park                        99%        1%
   Norton H. Reamer                       99%        1%
   Lynn A. Stout                          99%        1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED MID-CAP CORE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Mid-Cap Core Portfolio (the Portfolio) as of October 31, 2003, and the related statement of operations, and the statements of changes in net assets and the supplementary data for the year then ended and the period from the start of business, March 1, 2002, to October 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Mid-Cap Core Portfolio at October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and the period from the start of business, March 1, 2002, to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED MID-CAP CORE FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Mid-Cap Core Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                      POSITION(S)        TERM OF                                     NUMBER OF PORTFOLIOS
                        WITH THE        OFFICE AND                                      IN FUND COMPLEX
    NAME AND           TRUST AND        LENGTH OF       PRINCIPAL OCCUPATION(S)           OVERSEEN BY          OTHER DIRECTORSHIPS
  DATE OF BIRTH      THE PORTFOLIO       SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)                  HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M.              Trustee         Trustee of    Chairman, President and                 192             Director of National
Bibliowicz                              the Trust     Chief Executive Officer of                               Financial Partners
11/28/59                               since 1998;    National Financial
                                          of the      Partners (financial
                                        Portfolio     services company) (since
                                        since 2001    April 1999). President and
                                                      Chief Operating Officer of
                                                      John A. Levin & Co.
                                                      (registered investment
                                                      adviser) (July 1997 to
                                                      April 1999) and a Director
                                                      of Baker, Fentress &
                                                      Company, which owns John
                                                      A. Levin & Co. (July 1997 to
                                                      April 1999). Ms.Bibliowicz
                                                      is an interested person
                                                      because of her affiliation
                                                      with a brokerage firm.

James B. Hawkes      Trustee of the     Trustee of    Chairman, President and                 194                Director of EVC
11/9/41              Trust; Trustee     the Trust     Chief Executive Officer of
                      and President     since 1991;    BMR, EVC, EVM and EV;
                     of the Portfolio  Trustee and    Director of EV; Vice
                                       President of   President and Director of
                                      the Portfolio   EVD. Trustee and/or
                                        since 2001    officer of 194 registered
                                                      investment companies in
                                                      the Eaton Vance Fund
                                                      Complex. Mr.Hawkes is an
                                                      interested person because
                                                      of his positions with BMR,
                                                      EVM, EVC and EV, which are
                                                      affiliates of the Trust
                                                      and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III    Trustee         Trustee of    Jacob H. Schiff Professor               194             Director of Tiffany &
2/23/35                                 the Trust     of Investment Banking                                      Co. (specialty
                                       since 1986;    Emeritus, Harvard                                       retailer) and Telect,
                                          of the      University Graduate School                                       Inc.
                                        Portfolio     of Business Administration.                               (telecommunication
                                        since 2001                                                              services company)

William H. Park         Trustee         Since 2003    President and Chief                     191                      None
9/19/47                                               Executive Officer, Prizm
                                                      Capital Management, LLC
                                                      (investment management
                                                      firm) (since 2002).
                                                      Executive Vice President
                                                      and Chief Financial
                                                      Officer, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms)
                                                      (1982-2001).

Ronald A. Pearlman      Trustee         Since 2003    Professor of Law,                       191                      None
7/10/40                                               Georgetown University Law
                                                      Center (since 1999). Tax
                                                      Partner, Covington &
                                                      Burling, Washington, DC
                                                      (1991-2000).

                      POSITION(S)        TERM OF                                     NUMBER OF PORTFOLIOS
                        WITH THE        OFFICE AND                                      IN FUND COMPLEX
    NAME AND           TRUST AND        LENGTH OF       PRINCIPAL OCCUPATION(S)           OVERSEEN BY          OTHER DIRECTORSHIPS
  DATE OF BIRTH      THE PORTFOLIO       SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)                  HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer        Trustee         Trustee of    President and Chief                     194                      None
9/21/35                                 the Trust     Executive Officer of Asset
                                       since 1986;    Management Finance Corp.
                                          of the      (a specialty finance
                                        Portfolio     company serving the
                                        since 2001    investment management
                                                      industry) (since
                                                      October 2003). President,
                                                      Unicorn Corporation (an
                                                      investment and financial
                                                      advisory services company)
                                                      (since September 2000).
                                                      Formerly, Chairman,
                                                      Hellman, Jordan Management
                                                      Co., Inc. (an investment
                                                      management company)
                                                      (2000-2003). Formerly,
                                                      Advisory Director of
                                                      Berkshire Capital
                                                      Corporation (investment
                                                      banking firm) (2002-2003).
                                                      Formerly, Chairman of the
                                                      Board, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms) and
                                                      Chairman, President and
                                                      Director, UAM Funds
                                                      (mutual funds) (1980-2000).

Lynn A. Stout           Trustee         Trustee of    Professor of Law,                       194                      None
9/14/57                                 the Trust     University of California
                                       since 1998;    at Los Angeles School of
                                          of the      Law (since July 2001).
                                        Portfolio     Formerly, Professor of
                                        since 2001    Law, Georgetown University
                                                      Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)           TERM OF
                               WITH THE          OFFICE AND
       NAME AND               TRUST AND           LENGTH OF                  PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH           THE PORTFOLIO          SERVICE                    DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the     President of    Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                      Trust; Vice          the Trust     Chief Investment Officer of EVM and BMR and
                           President of the      since 2002;    Director of EVC. Chief Executive Officer of
                              Portfolio        Vice President   Belair Capital Fund LLC, Belcrest Capital Fund
                                                   of the       LLC, Belmar Capital Fund LLC, Belport Capital
                                                  Portfolio     Fund LLC and Belrose Capital Fund LLC (private
                                                 since 2001     investment companies sponsored by EVM). Officer
                                                                of 53 registered investment companies managed by
                                                                EVM or BMR.

William H. Ahern, Jr.     Vice President of      Since 1995     Vice President of EVM and BMR. Officer of 35
7/28/59                       the Trust                         registered investment companies managed by EVM or
                                                                BMR.

Thomas J. Fetter          Vice President of      Since 1997     Vice President of EVM and BMR. Trustee and
8/20/43                       the Trust                         President of The Massachusetts Health & Education
                                                                Tax-Exempt Trust. Officer of 127 registered
                                                                investment companies managed by EVM or BMR.

William R. Hackney, III   Vice President of      Since 2001     Managing Partner and member of the Executive
4/12/48                     the Portfolio                       Committee of Atlanta Capital. Officer of 3
                                                                registered investment companies managed by EVM or
                                                                BMR.

Michael R. Mach           Vice President of      Since 1999     Vice President of EVM and BMR. Previously,
7/15/47                       the Trust                         Managing Director and Senior Analyst for
                                                                Robertson Stephens (1998-1999). Officer of 25
                                                                registered investment companies managed by EVM or
                                                                BMR.

Robert B. MacIntosh       Vice President of      Since 1998     Vice President of EVM and BMR. Officer of 127
1/22/57                       the Trust                         registered investment companies managed by EVM or
                                                                BMR.

Paul J. Marshall          Vice President of      Since 2001     Vice President of Atlanta Capital. Portfolio
5/2/65                      the Portfolio                       manager for Bank of America Capital Management
                                                                (1995-2000). Officer of 3 registered investment
                                                                companies managed by EVM or BMR.

Charles B. Reed           Vice President of      Since 2001     Vice President of Atlanta Capital. Portfolio
10/9/65                     the Portfolio                       manager with the Florida State Board of
                                                                Administration (1995-1998). Officer of 2
                                                                registered investment companies managed by EVM or
                                                                BMR.

                             POSITION(S)           TERM OF
                               WITH THE          OFFICE AND
       NAME AND               TRUST AND           LENGTH OF                  PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH           THE PORTFOLIO          SERVICE                    DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

Duncan W. Richardson      Vice President of      Since 2001     Senior Vice President and Chief Equity Investment
10/26/57                      the Trust                         Officer of EVM and BMR. Officer of 41 registered
                                                                investment companies managed by EVM or BMR.

Walter A. Row, III        Vice President of      Since 2001     Director of Equity Research and a Vice President of
7/20/57                       the Trust                         EVM and BMR. Officer of 22 registered investment
                                                                companies managed by EVM or BMR.

Judith A. Saryan          Vice President of      Since 2003     Vice President of EVM and BMR. Previously, Portfolio
8/21/54                       the Trust                         Manager and Equity Analyst for State Street Global
                                                                Advisers (1980-1999). Officer of 24 registered
                                                                investment companies managed by EVM or BMR.

Susan Schiff              Vice President of      Since 2002     Vice President of EVM and BMR. Officer of 26
3/13/61                       the Trust                         registered investment companies managed by EVM or
                                                                BMR.

Alan R. Dynner                Secretary         Secretary of    Vice President, Secretary and Chief Legal Officer of
10/10/40                                          the Trust     BMR, EVM, EVD, EV and EVC. Officer of 194 registered
                                               since 1997; of   investment companies managed by EVM or BMR.
                                                the Portfolio
                                                 since 2001

Michelle A. Alexander      Treasurer of the      Since 2002     Vice President of EVM and BMR. Chief Financial
8/25/69                       Portfolio                         Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                                Fund LLC and Belrose Capital Fund LLC (private
                                                                investment companies sponsored by EVM). Officer of
                                                                85 registered investment companies managed by EVM or
                                                                BMR.

James L. O'Connor          Treasurer of the      Since 1989     Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                          Trust                           registered investment companies managed by EVM or
                                                                BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED MID-CAP CORE PORTFOLIO

By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: December 16, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer


Date: December 16, 2003
      -----------------


By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: December 16, 2003
      -----------------